Accrued Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Line Items]
Other tax payables	$ 7,961	$ 9,683
Value Added Tax
Accrued Liabilities [Line Items]
Other tax payables	$ 6,137	$ 9,235